Restructuring Activities (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Schedule of changes in accrued restructuring
The following table sets forth the activity associated with the Company’s cash-based liabilities under the Program through December 31, 2013 (in millions):

	Severance and termination benefits	Facilities related and other	Total
Balance as of January 1, 2013	$—	$—	$—
Accruals recognized against earnings by reportable segment:
Americas	7.4	0.2	7.6
EMEA-APAC	20.3	0.6	20.9
Cash payments	(9.3)	(0.2)	(9.5)
Balance as of December 31, 2013	$18.4	$0.6	$19.0